ACCUMULATED OTHER COMPREHENSIVE INCOME (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure of analysis of other comprehensive income by item [abstract]
Analysis of other comprehensive income

	Foreign currency
	exchange differences				Net changes in
	on translation of		Net changes in		financial assets
	foreign operations		cash flow hedges		carried at FVOCI			Total
	2024	2023	2024	2023	2024	2023	2024	2023
Balances, beginning of year	$182.8	$(29.4)	$(14.3)	$(0.5)	$(1.3)	$(1.3)	$167.2	$(31.2)
Other comprehensive (loss) income	(8.3)	212.2	(4.9)	(13.8)	—	—	(13.2)	198.4
Balances, end of year	$174.5	$182.8	$(19.2)	$(14.3)	$(1.3)	$(1.3)	$154.0	$167.2